Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Trade And other payables	$ 455
Other long-term liabilities	981
Total	1,436
Other long-term liabilities	1,610	$ 1,815
Total	120,533
2-3 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	787
Total	787
Less than 1 year [Member]
Statement [Line Items]
Trade And other payables	455
Other long-term liabilities	0
Total	455
4-5 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	194
Total	194
Over 5 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	0
Total	$ 0